Government assistance	12 Months Ended
Dec. 31, 2017
Government assistance
Government assistance

25.          Government assistance:

(a)          Investment tax credits:

During the year, the Company recognized investment tax credits of $31.6 million (2016 - $22.5 million) as a reduction of current expenses in direct costs, selling, general and administration of which $19.8 million (2016 - $11.6 million) related to expenses incurred in prior years. The Company also recognized $1.0 million as a reduction of the cost of intangible assets during the year (2016 - $1.9 million). The Company has investment tax credits of approximately $66.4 million (2016 - $40.6 million) available to offset future Canadian Federal and Provincial income taxes payable which expire between 2026 and 2037. Investment tax credits are only recognized in the financial statements when the recognition criteria have been met as described in note 3(g).

(b)          Government grants:

(i)           Investissement Québec:

On November 15, 2010, the Company signed a non-refundable contribution agreement ("Grant") and an interest free refundable contribution agreement (“Interest Free Loan”) with Investissement Québec ("IQ") relating to the expansion of the plant ("Project") at its Sainte-Anne-de-Bellevue subsidiary.

Under the Grant, the Company was eligible to receive funding for certain Project expenditures incurred from January 1, 2010 to December 31, 2012 to a maximum of $7.2 million (C$9.0 million). As at December 31, 2017, the Company has received the maximum eligible funding of $7.2 million (C$ 9.0 million) under the Grant. Payments made from the Grant can become conditionally repayable if certain average employment targets are not met from January 1, 2012 to December 31, 2018. As at December 31, 2017, the Company has met the required employment targets.

Under the Interest Free Loan, the Company was eligible to receive interest free repayable funding for certain eligible Project expenditures incurred from January 1, 2010 to December 31, 2015 to a maximum of $7.2 million (C$9.0 million). As at December 31, 2017, the Company has received the maximum of $7.2 million (C$9.0 million) under the Interest Free Loan. The loan is repayable in 84 equal and consecutive monthly installments beginning three years subsequent to the receipt of the first disbursement on February 1, 2013. The Company began repaying the loan in the first quarter of 2016. For the year ended December 31, 2017, the Company repaid $1.0 million (2016 - $0.9 million) for the Interest Free Loan. As at December 31, 2017, the discounted Interest Free Loan payable balance of $4.8 million is recorded in financial liabilities (December 31, 2016 - $5.2 million).

(ii)          Technology Demonstration Program:

On May 5, 2016, the Company was awarded a contribution agreement valued at $43.0 million (C$54.0 million) by Innovation, Science and Economic Development under the Technology Demonstration Program (“TDP”). The TDP program contributes funding towards large-scale research and development projects that typically require the integration of several different technologies and the coordination of activities of many partners. The Company will coordinate with a team of Canadian partners, both in industry and academia, to develop innovative technology for space communications and space surveillance. Under the agreement, the Company and its partners can claim 50% of eligible costs up to $86.1 million (C$108.0 million) for the period August 12, 2014 through to March 31, 2021. Of this total, the Company is eligible to receive a maximum contribution of $25.1 million (C$31.5 million) based on 50% of eligible costs up to $50.2 million (C$63.0 million). During the year, the Company recorded a recovery against direct costs, selling, general and administration of $12.5 million (2016 - $8.9 million) for its portion of 50% of eligible costs incurred over the period October 2016 to September 2017.  For the year ended December 31, 2017, the Company received proceeds of $10.1 million (2016 - $4.5 million) in respect of its claim for 50% of eligible expenditures over the period April 2016 to June 2017.

(iii)         Government of Canada:

The Company’s Canadian operations have traditionally received funding under contract from the Government of Canada under several programs that support the development of new commercial technologies and products for delivery to customers of the Government of Canada. This funding is subject to possible repayment in the form of royalties, generally not exceeding 5% of future revenues, on commercialization of that intellectual property by the Company. For the years ended December 31, 2017 and 2016, no funding was received under these programs.